Supplemental Cash Flow Disclosure	12 Months Ended
Oct. 31, 2022
Supplemental Cash Flow Disclosure

19.	Supplemental Cash Flow Disclosure

Years ended October 31,	2022	2021	2020
	$	$	$
Interest paid	400,630	168,924	228,224
Fair value of common shares issued and issuable for services	59,796	133,826	240,340
Fair value of common shares issued to Golden Harvests	-	109,564	-
Fair value of common shares issued to Golden Harvests creditor	-	36,310	-
Right-of-use assets acquired through leases (Note 11)	1,030,429	2,642,588	68,035
Conversion of debenture into common shares	-	916,290	112,863
Derivative liability recognized as contributed surplus upon debenture conversion	-	1,833,731	-
Note payable to HSCP used to acquire assets (Note 9)	1,250,000	-	-